Significant Accounting Policies (Details) - USD ($)	1 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Purchase of aggregate shares	1,125,000
Unrecognized tax benefits	$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties	0	0
Cash	$ 200,000	1,000,000
Federal depository insurance corporation		250,000
Deferred underwriting discount		12,075,000
Other offering costs		499,651
Offering costs		18,653,960
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs		19,474,651
Underwriting discount		6,900,000
Public and Private Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs		$ 820,691